Business combinations (Tables)	12 Months Ended
Mar. 31, 2017
Summary of Provisional Amount of Assets Acquired and Liabilities Assumed

The provisional amount of assets acquired and liabilities assumed by NTT on the date of acquisitions as follows:

November 2, 2016
Millions of yen
Current assets	¥52,415
Property, plant and equipment	47,306
Intangible assets and Other	103,443

Total assets acquired	203,164

Current liabilities	21,210
Long-term liabilities	14,446

Total liabilities assumed	35,656

Total net assets acquired	167,508

Goodwill	149,671

Acquisition cost	¥317,179

Summary of Unaudited Pro Forma Financial Information

The table below shows unaudited pro forma financial information for NTT Group as adjusted to include NTT DATA Services department as if it had been consolidated from April 1, 2015. NTT Group’s operating revenues, income before income taxes, net income attributable to NTT and earnings per share for the fiscal year ended March 31, 2016 and 2017, on an unaudited pro forma basis as adjusted to include NTT DATA Services department, were as follows:

	2016	2017
	Millions of yen
Operating revenues	¥11,882,318	¥11,615,994
Income before income taxes	¥1,335,863	¥1,540,903
Net income attributable to NTT	740,133	804,892
Earnings per share (Yen)	351.48	393.27